FINANCIAL AND CAPITAL RISK MANAGEMENT - Fair value hierarchy (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Fair value measurement of liabilities
Financial assets		¥ 46,699,433
Financial liabilities at amortized cost	¥ 54,023,581	40,136,080
Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value	1,766
Futures contracts
Fair value measurement of liabilities
Liabilities measured at fair value	1,766
Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Financial liabilities at amortized cost	816,529	660,688
Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Financial liabilities at amortized cost	53,207,052	39,475,392
Other non-current assets
Fair value measurement of liabilities
Financial assets	182,132	242,567
Significant observable inputs (Level 2)
Fair value measurement of liabilities
Financial liabilities at amortized cost	54,023,581	40,136,080
Significant observable inputs (Level 2) | Financial liabilities included in other non-current liabilities
Fair value measurement of liabilities
Financial liabilities at amortized cost	816,529	660,688
Significant observable inputs (Level 2) | Long-term interest-bearing loans and borrowings
Fair value measurement of liabilities
Financial liabilities at amortized cost	53,207,052	39,475,392
Significant observable inputs (Level 2) | Other non-current assets
Fair value measurement of liabilities
Financial assets	182,132	242,567
The Group
Fair value measurement of liabilities
Financial assets	36,222,681
The Group | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value		89,426
The Group | Futures contracts
Fair value measurement of liabilities
Liabilities measured at fair value		89,426
The Group | Assets measured at fair value
Fair value measurement of liabilities
Assets measured at fair value	1,745,966	1,867,235
The Group | Futures contracts
Fair value measurement of liabilities
Assets measured at fair value	16,141	9,534
The Group | Listed equity investments
Fair value measurement of liabilities
Assets measured at fair value	6,441	9,701
The Group | Other unlisted investments
Fair value measurement of liabilities
Assets measured at fair value	1,723,384	1,848,000
The Group | Quoted prices in active markets (Level 1) | Liabilities measured at fair value
Fair value measurement of liabilities
Liabilities measured at fair value	1,766	89,426
The Group | Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of liabilities
Liabilities measured at fair value	1,766	89,426
The Group | Quoted prices in active markets (Level 1) | Assets measured at fair value
Fair value measurement of liabilities
Assets measured at fair value	22,582	19,235
The Group | Quoted prices in active markets (Level 1) | Futures contracts
Fair value measurement of liabilities
Assets measured at fair value	16,141	9,534
The Group | Quoted prices in active markets (Level 1) | Listed equity investments
Fair value measurement of liabilities
Assets measured at fair value	6,441	9,701
The Group | Significant unobservable inputs (Level 3) | Assets measured at fair value
Fair value measurement of liabilities
Assets measured at fair value	1,723,384	1,848,000
The Group | Significant unobservable inputs (Level 3) | Other unlisted investments
Fair value measurement of liabilities
Assets measured at fair value	¥ 1,723,384	¥ 1,848,000